Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
DF Dent Premier Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.85%	5.14%	12.47%
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.10%	2.99%	10.51%
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.30%	3.81%	9.98%
DF Dent Midcap Growth Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.91%	7.26%	10.40%
DF Dent Midcap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.66%	6.65%	12.49%
DF Dent Midcap Growth Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.49%	1.38%	10.33%
DF Dent Midcap Growth Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.49%	1.21%	10.11%
DF Dent Midcap Growth Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.29%	1.03%	8.50%
DF Dent Midcap Growth Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.59%	1.42%	10.39%	[1]
Performance Inception Date		Nov. 29, 2017
DF Dent Midcap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.65%	1.48% [1]	10.38%	[1]
Performance Inception Date		Nov. 01, 2021
DF Dent Small Cap Growth Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%	9.62%
DF Dent Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%	9.57%
DF Dent Small Cap Growth Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			(3.25%)	0.94%	9.81%
DF Dent Small Cap Growth Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.25%)	0.81%	9.41%
DF Dent Small Cap Growth Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.93%)	0.71%	7.95%
DF Dent Small Cap Growth Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			(3.19%)	1.03%	9.90%	[2]
Performance Inception Date		Nov. 20, 2017
DF Dent Small Cap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(3.12%)	0.96%	9.83%
Performance Inception Date		Feb. 25, 2025

[1]	The Institutional Shares commenced operations on November 29, 2017, and the Institutional Plus Shares commenced operations on November 1, 2021. In the table above, the returns of the Institutional Shares for the period prior to November 29, 2017, and the returns for Institutional Plus Shares for the period prior to November 1, 2021, reflect the returns of the Fund's Investor Shares. The Institutional Shares and Institutional Plus Shares would have had similar annual returns to the Investor Shares because the shares of each class represent investments in the same portfolio securities. However, the expenses of the Institutional Shares and Institutional Plus Shares differ from those of the Investor Shares, which would affect performance. To the extent that the Investor Shares had lower expenses than a newer share class, the performance of the Investor Shares would likely have been higher than the newer share class would have realized during the same period. The performance of the Institutional Shares and Institutional Plus Shares shown in the table has not been adjusted for differences in operating expenses of the Investor Shares.
[2]	The Institutional Shares commenced operations on November 20, 2017, and the Institutional Plus Shares commenced operations on February 25, 2025. In the table above, the returns of the Institutional Shares for the period prior to November 20, 2017, and the returns for Institutional Plus Shares for the period prior to February 25, 2025, reflect the returns of the Fund's Investor Shares. The Institutional Shares and Institutional Plus Shares would have had similar annual returns to the Investor Shares because the shares of each class represent investments in the same portfolio securities. However, the expenses of the Institutional Shares and Institutional Plus Shares differ from those of the Investor Shares, which would affect performance. To the extent that the Investor Shares had lower expenses than a newer share class, the performance of the Investor Shares would likely have been higher than the newer share class would have realized during the same period. The performance of the Institutional Shares and Institutional Plus Shares shown in the table has not been adjusted for differences in operating expenses of the Investor Shares.